Earnings Per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - shares shares in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Earnings per share [abstract]
Average outstanding options excluded from calculation of diluted earnings per share	0	0	0